Borrowings (Details 6) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 614,958	$ 272,164	$ 131,319
Proceeds from borrowings	694,344	532,486	49,914
Payment of borrowings' interests	(92,092)	(40,389)	(5,320)
Paid from repurchase of Corporate Notes	(3,561)
Net loss from the cancelattion of Corporate Notes	52
Payment of borrowings	(143,535)	(29,551)	(2,956)
Loss on integration in kind of Corporate Notes		4,534
Payment of Corporate Notes issuance expenses	(14,636)	(24,780)	(2,109)
Exchange diference and interest accrued	307,296	127,572	234,858
Result from exposure to inflation	(178,533)	(227,078)	(133,542)
Balance at the end of year	$ 1,184,293	$ 614,958	$ 272,164